Consolidated statement of profit or loss and other comprehensive income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Net sales	R$ 20,437,835	R$ 20,611,409	R$ 16,834,768
Cost of sales	(14,501,725)	(14,160,233)	(12,108,305)
Gross profit	5,936,110	6,451,176	4,726,463
Selling expenses	(959,146)	(1,122,866)	(1,019,234)
General and administrative expenses	(1,790,678)	(1,236,062)	(975,540)
Other expenses, net	176,869	404,686	747,282
Operating expenses	(2,572,955)	(1,954,242)	(1,247,492)
Profit before equity in earnings of investees, finance results and taxes	3,363,155	4,496,934	3,478,971
Interest in earnings of associates	28,801	1,231	45,066
Interest in earnings of joint ventures	583,001	1,131,406	946,282
Equity in earnings of investees	611,802	1,132,637	991,348
Finance expense	(4,727,561)	(3,690,578)	(2,836,763)
Finance income	407,710	974,604	1,032,158
Foreign exchange, net	(3,258,656)	(526,946)	(1,552,366)
Net effect of derivatives	5,594,511	1,275,297	1,758,549
Finance results, net	(1,983,996)	(1,967,623)	(1,598,422)
Profit before taxes	1,990,961	3,661,948	2,871,897
Income taxes
Current	(941,363)	(1,000,057)	(464,867)
Deferred	438,696	220,461	(295,620)
Income Taxes	(502,667)	(779,596)	(760,487)
Profit from continuing operations	1,488,294	2,882,352	2,111,410
Profit (loss) from discontinued operation, net of tax		11,021	(28,230)
Profit for the year	1,488,294	2,893,373	2,083,180
Items that will not be reclassified to profit or loss
Actuarial loss on defined benefit plan	(55,777)	(117,302)	(82,286)
Taxes over actuarial loss on defined benefit plan	18,964	35,590	27,977
Items that will never be reclassified to profit or loss	(36,813)	(81,712)	(54,309)
Items that are or may be reclassified subsequently to profit or loss
Foreign currency translation differences	(42,767)	27,788	(161,574)
(Loss) gain on cash flow hedge	(526,099)	(256,486)	6,883
Change in fair value of financial assets	278	192	244
Items that are or may be reclassified to profit or loss	(568,588)	(228,506)	(154,447)
Total other comprehensive loss, net of tax	(605,401)	(310,218)	(208,756)
Total comprehensive income for the year	882,893	2,583,155	1,874,424
Profit attributable to:
Owners of the Company	859,482	1,316,341	975,448
Non-controlling interests	628,812	1,577,032	1,107,732
Profit for the year	1,488,294	2,893,373	2,083,180
Total comprehensive income attributable to:
Owners of the Company	140,926	1,098,043	782,487
Non-controlling interests	741,967	1,485,112	1,091,937
Total comprehensive income for the year	R$ 882,893	R$ 2,583,155	R$ 1,874,424
Earnings per share
Basic earnings per share	R$ 3.8433	R$ 5.7850	R$ 3.9970
Diluted earnings per share	3.7059	5.5510	4.1120
Earnings per share from continuing operations
Basic earnings per share from continuing operations	3.8433	5.7360	3.8270
Diluted earnings per share from continuing operations	R$ 3.7059	R$ 5.5050	R$ 3.9500